Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000126627
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Flex ETF Portfolio
Class Name	Portfolio
Trading Symbol	TMRF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Flex ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$43	0.86%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Flex ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,596	$10,399
Jun-2017	$10,386	$12,260
Jun-2018	$10,822	$14,023
Jun-2019	$11,211	$15,483
Jun-2020	$11,208	$16,645
Jun-2021	$13,221	$23,436
Jun-2022	$11,972	$20,948
Jun-2023	$12,397	$25,053
Jun-2024	$13,413	$31,204
Jun-2025	$14,069	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Flex ETF Portfolio	2.30%	4.89%	4.65%	3.47%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 126,603,237
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 192,068
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$126,603,237 Number of Portfolio Holdings30 Advisory Fee $192,068 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.9%
Exchange-Traded Funds	85.1%
Money Market Funds	11.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.6%
Collateral for Securities Loaned	4.0%
Money Market Funds	11.4%
Fixed Income	38.5%
Equity	49.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	10.9%
Vanguard FTSE Developed Markets ETF	9.5%
Vanguard Short-Term Inflation-Protected Securities ETF	8.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	5.1%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%
Xtrackers USD High Yield Corporate Bond ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.